Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 270	$ 130
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	75	60
Deferred income taxes	(66)	(14)
(Income) loss from equity investments, net	(128)	(4)
Share-based compensation cost	343	241
Operating lease expense	16	13
Other non-cash operating activities, net	3	(5)
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	181	(208)
Contract assets, net (including contract assets from related parties)	50	123
Prepaid expenses and other assets	(9)	38
Accrued compensation and benefits	3	(4)
Contract liabilities (including contract liabilities from related parties)	(107)	90
Tax liabilities	(3)	(34)
Operating lease liabilities	(11)	(9)
Other liabilities (including payables to related parties)	285	(85)
Net cash provided by (used for) operating activities	902	332
Cash flows provided by (used for) investing activities
Purchases of short-term investments	(415)	(355)
Proceeds from maturity of short-term investments	435	145
Purchases of equity investments	(74)	(2)
Purchases of intangible assets	(11)	(7)
Proceeds from sale or liquidation of equity investments	1	0
Purchases of property and equipment	(197)	(154)
Other investing activities, net, including investments in convertible loans	(6)	1
Net cash provided by (used for) investing activities	(267)	(372)
Cash flows provided by (used for) financing activities
Payments of intangible asset obligations	(29)	(21)
Other financing activities, net	(19)	(17)
Payments of withholding tax on vested shares	(278)	(85)
Net cash provided by (used for) financing activities	(326)	(123)
Effect of foreign exchange rate changes on cash and cash equivalents	(2)	34
Net increase (decrease) in cash and cash equivalents	307	(129)
Cash and cash equivalents at the beginning of the period	2,751	2,085
Cash and cash equivalents at the end of the period	3,058	1,956
Non-cash investing and financing activities:
Non-cash additions in property and equipment	22	14
Non-cash additions in finance lease right-of-use assets	0	45
Non-cash additions in intangible assets	4	129
Non-cash additions in operating lease right-of-use assets	38	15
Non-cash additions in operating lease liabilities	38	17
Non-cash withholding tax on vested shares	$ 60	$ 165